CAPITAL SECURITIES	6 Months Ended
Jun. 30, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
CAPITAL SECURITIES
CAPITAL SECURITIES
The partnership has the following capital securities outstanding as of June 30, 2018 and December 31, 2017:

(US$ Millions)	Shares outstanding	Cumulative dividend rate	Jun. 30, 2018	Dec. 31, 2017
Operating Partnership Class A Preferred Equity Units:
Series 1	24,000,000	6.25%	$556	$551
Series 2	24,000,000	6.50%	534	529
Series 3	24,000,000	6.75%	520	517
Brookfield BPY Holdings Inc. Junior Preferred Shares:
Class B Junior Preferred Shares	30,000,000	5.75%	750	750
Class C Junior Preferred Shares	20,000,000	6.75%	500	500
BPO Class B Preferred Shares:
Series 1(1)	3,600,000	70% of bank prime	—	—
Series 2(1)	3,000,000	70% of bank prime	—	—
Brookfield Property Split Corp. (“BOP Split”) Senior Preferred Shares:
Series 1	924,390	5.25%	23	23
Series 2	699,165	5.75%	13	14
Series 3	909,994	5.00%	17	18
Series 4	940,486	5.20%	18	19
BSREP II RH B LLC (“Manufactured Housing”) Preferred Capital	—	9.00%	249	249
Rouse Series A Preferred Shares	5,600,000	5.00%	142	142
BSREP II Vintage Estate Partners LLC ("Vintage Estate") Preferred Shares	10,000	5.00%	40	40
BGRESOI Preferred Shares	62,244	4.00%	62	—
Capital Securities – Fund Subsidiaries			845	813
Total capital securities			$4,269	$4,165

Current			1,323	1,326
Non-current			2,946	2,839
Total capital securities			$4,269	$4,165

(1)
BPO Class B Preferred Shares, Series 1 and 2 capital securities are owned by Brookfield Asset Management. BPO has an offsetting loan receivable against these securities earning interest at 95% of bank prime.

Cumulative preferred dividends on the BOP Split Senior Preferred Shares are payable quarterly, as and when declared by BOP Split. On June 25, 2018, BOP Split declared quarterly dividends payable for the BOP Split Senior Preferred Shares.

Capital securities includes $249 million at June 30, 2018 (December 31, 2017 - $249 million) of preferred equity interests held by a third party investor in Manufactured Housing which have been classified as a liability, rather than as a non-controlling interest, due to the fact the holders are entitled to distributions equal to their capital balance plus 9% annual return payable in monthly distributions until maturity in December 2025.

Capital securities also includes $142 million at June 30, 2018 (December 31, 2017 - $142 million) of preferred equity interests held by a third party investor in Rouse Properties, L.P. (“Rouse”) which have been classified as a liability, rather than as a non-controlling interest, due to the fact that the interests are mandatorily redeemable on or after November 12, 2025 for a set price per unit plus any accrued but unpaid distributions; distributions are capped and accrue regardless of available cash generated.

Capital securities also includes $40 million at June 30, 2018 (December 31, 2017 - $40 million) of preferred equity interests held by the partnership’s co-investor in Vintage Estate which have been classified as a liability, rather than as non-controlling interest, due to the fact that the preferred equity interests are mandatorily redeemable on April 26, 2023 for cash at an amount equal to the outstanding principal balance of the preferred equity plus any accrued but unpaid dividend.

Capital securities also includes $62 million at June 30, 2018 (December 31, 2017 - nil) of preferred equity interests held by a third party investor in BGRESEOI which have been classified as a liability, rather than as a non-controlling interest, due to the fact that the interests are mandatorily redeemable on March 9, 2023 for a set price per unit plus any accrued but unpaid distributions; distributions are capped and accrue regardless of available cash generated.

The Capital Securities – Fund Subsidiaries includes $803 million at June 30, 2018 (December 31, 2017 - $775 million) of equity interests in Brookfield DTLA Holdings LLC (“DTLA”) held by co-investors in DTLA which have been classified as a liability, rather than as non-controlling interest, as holders of these interests can cause DTLA to redeem their interests in the fund for cash equivalent to the fair value of the interests on October 15, 2023, and on every fifth anniversary thereafter. Capital Securities – Fund Subsidiaries are measured at FVTPL.

Capital Securities – Fund Subsidiaries also includes $42 million at June 30, 2018 (December 31, 2017 - $38 million) which represents the equity interests held by the partnership’s co-investor in the D.C. Fund which have been classified as a liability, rather than as non-controlling interest, due to the fact that on June 18, 2023, and on every second anniversary thereafter, the holders of these interests can redeem their interests in the D.C. Fund for cash equivalent to the fair value of the interests.

At June 30, 2018, capital securities includes $49 million (December 31, 2017 - $51 million) repayable in Canadian Dollars of C$64 million (December 31, 2017 - C$64 million).

Reconciliation of cash flows from financing activities from capital securities is shown in the table below:

			Non-cash changes on capital securities
(US$ Millions)	Dec. 31, 2017	Capital securities redeemed	Capital securities issued	Fair value changes	Jun. 30, 2018
Capital securities	$4,165	$(13)	$75	$42	$4,269